Stock-Based Compensation - TDS Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock based compensation
Stock-based compensation expense	$ 53	$ 59	$ 54
Income tax benefit	(13)	(15)	(14)
Total stock-based compensation expense, net of income taxes	40	44	40
Unrecognized compensation cost for all stock-based compensation awards	$ 55
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	2 years
Tax benefit from exercise of stock options and other awards	$ 10
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	48	54	49
Cost of services expense
Stock based compensation
Stock-based compensation expense	5	5	5
Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation expense	3	3	5
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	30	33	30
Long-Term Incentive Plans | Performance Share Units
Stock based compensation
Stock-based compensation expense	17	21	17
Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	1	0	0
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 2	$ 2	$ 2